Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 62,346	$ 43,971
Tax credits	3,975	2,397
Accruals and reserves	3,323	1,671
Stock-based compensation expense	267	23
Other	2	2
Total deferred tax assets	69,913	48,064
Valuation allowance	(69,222)	(46,998)
Total deferred tax asset	691	1,066
Depreciation and amortization	691	1,066
Deferred tax liabilities:
Total deferred tax liabilities	691	1,066
Net deferred tax assets (liabilities)	$ 0	$ 0